Provision for post-employment benefits - Sensitivity Analysis of Significant Actuarial Assumptions (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Discount rate [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ (8.2)	£ (9.8)
Increase/(decrease) in benefit obligation, due to decrease in assumption	8.5	10.3
Discount rate [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(7.5)	(8.8)
Increase/(decrease) in benefit obligation, due to decrease in assumption	7.7	9.1
Discount rate [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(3.8)	(8.7)
Increase/(decrease) in benefit obligation, due to decrease in assumption	3.9	9.3
Discount rate [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	(0.7)	(0.7)
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ 0.7	£ 0.7
Rate of increase in salaries [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in salaries [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.8	£ 1.3
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.8)	(1.2)
Rate of increase in salaries [member] | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	0.6	0.7
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (0.6)	£ (0.6)
Rate of increase in pensions in payment [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, basis point increase	0.25%	0.25%
Assumption, basis point decrease	0.25%	0.25%
Rate of increase in pensions in payment [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 0.7	£ 1.3
Increase/(decrease) in benefit obligation, due to decrease in assumption	(0.6)	(0.8)
Rate of increase in pensions in payment [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	1.9	5.3
Increase/(decrease) in benefit obligation, due to decrease in assumption	£ (1.9)	£ (5.0)
Life expectancy [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Assumption, increase in longevity	1 year	1 year
Life expectancy [member] | United Kingdom [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 11.7	£ 13.6
Life expectancy [member] | North America [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	5.9	5.7
Life expectancy [member] | Western Continental Europe [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase/(decrease) in benefit obligation, due to increase in assumption	£ 4.3	£ 6.9